CONSOLIDATED BALANCE SHEETS (Parentheticals) - A PARADISE ACQUISITION CORP. - USD ($)					1 Months Ended	12 Months Ended
	Sep. 15, 2025	May 19, 2025	Oct. 02, 2024	Nov. 09, 2022	May 31, 2025	Dec. 31, 2025	Mar. 31, 2026	Nov. 26, 2025	Apr. 01, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 26, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Feb. 17, 2023
Convertible Preferred Stock, shares authorized (in shares)						3,973,381	3,973,381		3,973,381		2,579,168	2,579,168
Convertible Preferred Stock, shares issued (in shares)						3,973,369	3,973,369				2,579,168
Convertible Preferred Stock, shares outstanding (in shares)						3,973,369	3,973,369			2,991,852	2,579,168		0
Common stock, par value (in dollars per share)						$ 0.00001	$ 0.00001				$ 0.00001	$ 0.00001		$ 0.00001	$ 1	$ 1
Common stock, shares authorized (in shares)						16,615,864	16,615,864		16,615,864		13,942,168	13,942,168				100
Common stock, shares issued (in shares)						10,233,183	10,233,183				10,000,000			10,000,000	100
Common stock, shares outstanding (in shares)						10,233,183	10,233,183				10,000,000			10,000,000	100
A PARADISE ACQUISITION CORP.
Preferred shares, par value (in dollars per share)						$ 0	$ 0				$ 0
Preferred shares, shares authorized (in shares)						1,000,000	1,000,000				1,000,000
Preferred shares, shares issued (in shares)						0	0				0
Preferred shares, shares outstanding (in shares)						0	0				0
Stock issued during the period (in shares)		5,750,000			5,750,000
Paid amount		$ 25,000			$ 25,000
Sponsor
Aggregate value			$ 25,000
Repurchased shares (in shares)			3,737,500
Initial shares amount			$ 25,000
Sponsor | A PARADISE ACQUISITION CORP.
Aggregate value			$ 25,000
Repurchased shares (in shares)			3,737,500
Initial shares amount			$ 25,000
Price per unit (in dollars per share)		$ 0.003			$ 0.003
Founder shares
Stock issued during the period (in shares)			5,750,000
Founder shares | A PARADISE ACQUISITION CORP.
Forfeiture shares (in shares)		1,000,000			1,000,000
Stock issued during the period (in shares)		7,666,667	5,750,000		7,666,667
Repurchased shares (in shares)			5,750,000
Initial shares amount		$ 25,000			$ 25,000
Over-allotment option | A PARADISE ACQUISITION CORP.
Forfeiture shares (in shares)	1,000,000
Class A ordinary shares | A PARADISE ACQUISITION CORP.
Convertible Preferred Stock, shares authorized (in shares)						100,000,000	100,000,000				100,000,000
Convertible Preferred Stock, shares issued (in shares)						20,000,000	20,000,000				0
Convertible Preferred Stock, shares outstanding (in shares)						20,000,000	20,000,000				0
Ordinary shares subject to possible redemption (in dollars per share)						$ 10.17	$ 10.26				$ 10.17
Common stock, par value (in dollars per share)						$ 0	$ 0	$ 0.0001			$ 0
Common stock, shares authorized (in shares)						500,000,000	500,000,000				500,000,000
Common stock, shares issued (in shares)						600,000	600,000				0
Common stock, shares outstanding (in shares)						600,000	600,000				0
Class B ordinary shares
Stock issued during the period (in shares)				3,737,500
Aggregate value				$ 25,000
Class B ordinary shares | A PARADISE ACQUISITION CORP.
Common stock, par value (in dollars per share)						$ 0	$ 0	$ 0.0001			$ 0
Common stock, shares authorized (in shares)						50,000,000	50,000,000				50,000,000
Common stock, shares issued (in shares)						6,666,667	6,666,667				6,666,667
Common stock, shares outstanding (in shares)						6,666,667	6,666,667				6,666,667
Stock issued during the period (in shares)		5,750,000	5,750,000	3,737,500
Aggregate value				$ 25,000
Class B ordinary shares | Founder shares | A PARADISE ACQUISITION CORP.
Stock issued during the period (in shares)		7,666,667
Repurchased shares (in shares)			5,750,000
Class B ordinary shares | Over-allotment option | A PARADISE ACQUISITION CORP.
Forfeiture shares (in shares)	1,000,000	1,000,000				1,000,000